Schedule of Investments (unaudited)
March 31, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 87.3%
Communication Services — 8.1%
Diversified Telecommunication Services — 1.2%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$14,415,000	$12,901,193 (a)
Cogent Communications Group Inc./Cogent Communications Finance Inc., Senior Notes	7.000%	6/15/27	21,938,000	22,106,243 (a)
Cogent Communications Group LLC, Senior Notes	7.000%	6/15/27	5,630,000	5,677,027 (a)
Total Diversified Telecommunication Services				40,684,463
Entertainment — 1.6%
Live Nation Entertainment Inc., Senior Notes	5.625%	3/15/26	6,921,000	6,910,470 (a)
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	29,911,000	30,234,476 (a)
Live Nation Entertainment Inc., Senior Secured Notes	3.750%	1/15/28	5,000,000	4,770,081 (a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	15,402,000	14,023,033 (a)
Total Entertainment				55,938,060
Interactive Media & Services — 3.0%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	47,959,000	43,572,977 (a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	29,565,000	27,197,976 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	35,286,000	31,068,042 (a)
Total Interactive Media & Services				101,838,995
Media — 2.3%
Cable One Inc., Senior Notes	4.000%	11/15/30	22,076,000	17,536,781 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	27,146,000	23,429,315
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	15,431,000	12,920,586 (a)
LCPR Senior Secured Financing DAC, Senior Secured Notes	5.125%	7/15/29	24,502,000	17,997,615 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	12,681,000	5,119,940
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	7,180,000	2,832,160
Total Media				79,836,397

Total Communication Services				278,297,915
Consumer Discretionary — 15.8%
Automobile Components — 1.0%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	35,764,000	34,026,030 (a)
Automobiles — 0.2%
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	8,236,000	8,152,251 (a)
Broadline Retail — 1.0%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	15,066,000	13,360,356
QVC Inc., Senior Secured Notes	5.450%	8/15/34	40,914,000	20,382,425
Total Broadline Retail				33,742,781
Diversified Consumer Services — 1.1%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	17,675,000	17,428,667 (a)
Graham Holdings Co., Senior Notes	5.750%	6/1/26	20,753,000	20,771,449 (a)
Total Diversified Consumer Services				38,200,116
Hotels, Restaurants & Leisure — 7.9%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	47,270,000	36,057,838 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	40,891,000	42,261,278 (a)
Carnival Corp., Senior Notes	7.625%	3/1/26	10,898,000	10,908,005 (a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	16,320,000	16,355,855 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	$2,220,000	$1,921,715 (a)
International Game Technology PLC, Senior Secured Notes	6.250%	1/15/27	5,814,000	5,856,262 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	5,180,000	5,152,912
Lindblad Expeditions Holdings Inc., Senior Secured Notes	9.000%	5/15/28	26,782,000	27,376,641 (a)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	27,527,000	27,461,497 (a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	12,412,000	11,658,405 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	8,086,000	8,074,104 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	10,430,000	10,978,128 (a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	25,392,000	25,416,021 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	13,350,000	13,403,493 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	11,352,000	12,135,356 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	14,408,000	14,064,167 (a)
Total Hotels, Restaurants & Leisure				269,081,677
Household Durables — 1.6%
Adams Homes Inc., Senior Notes	9.250%	10/15/28	26,271,000	26,626,841 (a)
Century Communities Inc., Senior Notes	6.750%	6/1/27	3,816,000	3,825,148
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	22,555,000	23,330,418 (a)
Total Household Durables				53,782,407
Specialty Retail — 2.2%
Arko Corp., Senior Notes	5.125%	11/15/29	39,237,000	31,859,816 (a)
eG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	27,250,000	30,201,393 (a)
Gap Inc., Senior Notes	3.875%	10/1/31	16,717,000	14,440,202 (a)
Total Specialty Retail				76,501,411
Textiles, Apparel & Luxury Goods — 0.8%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	32,638,000	26,485,381 (a)

Total Consumer Discretionary				539,972,054
Consumer Staples — 1.0%
Beverages — 0.3%
Phinia Inc., Senior Notes	6.625%	10/15/32	10,405,000	10,219,756 (a)
Consumer Staples Distribution & Retail — 0.3%
Walgreens Boots Alliance Inc., Senior Notes	4.650%	6/1/46	10,705,000	9,368,990
Tobacco — 0.4%
Turning Point Brands Inc., Senior Secured Notes	7.625%	3/15/32	13,951,000	14,567,118 (a)

Total Consumer Staples				34,155,864
Energy — 12.0%
Energy Equipment & Services — 0.2%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	5,709,952	5,837,142 (a)
Oil, Gas & Consumable Fuels — 11.8%
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	23,553,000	23,944,523 (a)
California Resources Corp., Senior Notes	7.125%	2/1/26	3,192,000	3,191,816 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	4,300,000	4,281,371 (a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	1,950,000	2,014,812 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	32,790,000	30,401,563 (a)
Coterra Energy Operating Co., Senior Notes	4.375%	3/15/29	2,603,000	2,448,131
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	4.625%	11/2/31	$2,600,000	$2,168,442
Ecopetrol SA, Senior Notes	7.750%	2/1/32	4,824,000	4,738,612
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,215,000	5,073,029
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	17,445,000	16,681,746 (b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	1,600,000	1,472,652 (b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	1/15/27	2,527,000	2,579,352
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.750%	2/1/28	14,500,000	14,654,535
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	28,000	29,661 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	7,668,000	8,001,812 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	400,000	390,934 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	9,230,000	9,122,194 (b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.875%	12/1/32	1,478,000	1,476,309 (a)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	2,000,203	1,687,506 (a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	3,482,000	3,418,362 (a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	9.875%	3/15/30	20,200,000	19,121,546 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	8,973,000	8,949,355 (a)
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	24,803,000	16,984,359
Raizen Fuels Finance SA, Senior Notes	6.700%	2/25/37	11,020,000	11,038,458 (a)
Rockies Express Pipeline LLC, Senior Notes	3.600%	5/15/25	301,000	300,142 (a)
Rockies Express Pipeline LLC, Senior Notes	4.950%	7/15/29	6,794,000	6,510,715 (a)
Rockies Express Pipeline LLC, Senior Notes	4.800%	5/15/30	16,929,000	15,913,456 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	56,174,000	54,378,148 (a)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Notes	7.875%	11/1/28	6,129,000	6,312,582 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	6,126,000	6,128,743
SM Energy Co., Senior Notes	6.625%	1/15/27	11,778,000	11,757,013
SM Energy Co., Senior Notes	6.500%	7/15/28	15,777,000	15,681,021
Strathcona Resources Ltd., Senior Notes	6.875%	8/1/26	19,553,000	19,526,261 (a)
Talos Production Inc., Secured Notes	9.375%	2/1/31	2,785,000	2,836,302 (a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	20,375,000	20,012,199 (a)
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	13,361,000	12,559,757 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	8,968,000	8,308,313 (a)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	30,770,000	29,990,670 (a)
Total Oil, Gas & Consumable Fuels				404,086,402

Total Energy				409,923,544
Financials — 25.6%
Banks — 4.0%
Bank OZK, Subordinated Notes (2.750% to 10/1/26 then 3 mo. Term SOFR + 2.090%)	2.750%	10/1/31	4,450,000	3,973,005 (c)
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	35,669,000	34,933,487 (c)(d)
Home BancShares Inc., Subordinated Notes (3.125% to 1/30/27 then 3 mo. Term SOFR + 1.820%)	3.125%	1/30/32	1,000,000	915,480 (c)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	6,340,000	6,214,143 (c)(d)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	$7,718,000	$7,361,577 (c)(d)
Popular Inc., Senior Notes	7.250%	3/13/28	5,213,000	5,409,124
Societe Generale SA, Senior Notes	3.625%	3/1/41	9,075,000	6,358,526 (a)
Societe Generale SA, Senior Notes (4.027% to 1/21/42 then 1 year Treasury Constant Maturity Rate + 1.900%)	4.027%	1/21/43	7,025,000	5,035,475 (a)(c)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	25,590,000	26,289,583 (a)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	12,458,000	12,126,414 (c)
Wells Fargo & Co., Junior Subordinated Notes	5.875%	6/15/25	7,296,000	7,300,089 (c)(d)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	21,550,000	20,203,126 (c)
Total Banks				136,120,029
Capital Markets — 2.6%
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	10,000,000	10,093,480 (a)(c)(d)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	34,003,000	30,177,625 (c)(d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	20,620,000	21,629,957 (a)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Secured Notes	6.625%	10/15/31	23,548,000	23,321,230 (a)
UBS Group AG, Junior Subordinated Notes (3.875% to 6/2/26 then 5 year Treasury Constant Maturity Rate + 3.098%)	3.875%	6/2/26	3,201,000	3,104,624 (a)(c)(d)
Total Capital Markets				88,326,916
Consumer Finance — 8.3%
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	24,460,000	25,925,129 (a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/30	5,450,000	5,379,150 (a)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	23,363,000	24,497,788 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	21,700,000	22,396,816 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	30,296,000	32,662,784 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	8,501,000	8,767,846 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	28,415,000	27,574,493 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	21,940,000	23,058,006 (a)
goeasy Ltd., Senior Notes	7.625%	7/1/29	1,505,000	1,507,154 (a)
PRA Group Inc., Senior Notes	8.375%	2/1/28	10,012,000	10,238,421 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	27,425,000	25,286,001 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	64,424,000	59,539,173 (a)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	15,627,000	15,511,395 (a)
Total Consumer Finance				282,344,156
Financial Services — 6.2%
Burford Capital Finance LLC, Senior Notes	6.125%	8/12/25	3,640,000	3,654,014
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	5,540,000	5,509,856 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	24,552,000	24,270,656 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	500,000	527,414 (a)
Citadel Finance LLC, Senior Notes	5.900%	2/10/30	4,500,000	4,483,843 (a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	17,462,000	17,431,157 (a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	24,628,000	24,525,562 (a)
Freedom Mortgage Corp., Senior Notes	12.000%	10/1/28	13,050,000	14,027,850 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	$1,800,000	$1,829,428 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	36,787,000	39,184,409 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	24,155,000	24,744,454 (a)
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,698,119 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	3,664,000	3,605,834 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	48,230,000	46,540,190 (a)
Total Financial Services				213,032,786
Insurance — 4.1%
Ardonagh Finco Ltd., Senior Secured Notes	7.750%	2/15/31	200,000	203,894 (a)
Ardonagh Group Finance Ltd., Senior Notes	8.875%	2/15/32	9,300,000	9,477,988 (a)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes	7.125%	5/15/31	4,026,000	4,083,052 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	38,222,000	38,661,859 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	14,224,000	14,370,951 (a)
Panther Escrow Issuer LLC, Senior Secured Notes	7.125%	6/1/31	31,053,000	31,661,056 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	41,179,000	40,707,632 (a)
Total Insurance				139,166,432
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Rithm Capital Corp., Senior Notes	6.250%	10/15/25	755,000	754,507 (a)
Rithm Capital Corp., Senior Notes	8.000%	4/1/29	14,001,000	13,935,009 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				14,689,516

Total Financials				873,679,835
Health Care — 4.4%
Biotechnology — 1.3%
Fortrea Holdings Inc., Senior Secured Notes	7.500%	7/1/30	48,182,000	43,873,175 (a)
Health Care Equipment & Supplies — 0.6%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	20,425,000	19,551,988 (a)
Insulet Corp., Senior Notes	6.500%	4/1/33	1,895,000	1,927,507 (a)
Total Health Care Equipment & Supplies				21,479,495
Health Care Providers & Services — 1.9%
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	10,750,000	10,594,540 (a)
Owens & Minor Inc., Senior Notes	6.625%	4/1/30	27,462,000	24,056,040 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	29,364,000	28,979,487 (a)
Total Health Care Providers & Services				63,630,067
Pharmaceuticals — 0.6%
Mylan Inc., Senior Notes	5.200%	4/15/48	5,390,000	4,203,720
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Secured Notes	6.750%	5/15/34	16,150,000	15,866,168 (a)
Viatris Inc., Senior Notes	3.850%	6/22/40	2,000,000	1,454,920
Total Pharmaceuticals				21,524,808

Total Health Care				150,507,545
Industrials — 5.7%
Building Products — 1.1%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	30,631,000	31,476,661 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — continued
EMRLD Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	$5,260,000	$5,268,906 (a)
Total Building Products				36,745,567
Construction & Engineering — 0.9%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	32,933,000	31,395,253 (a)
Electrical Equipment — 0.2%
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	7,724,000	7,838,848 (a)
Ground Transportation — 0.5%
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	11,407,000	11,554,230 (a)
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	5,264,000	5,304,707 (a)
Total Ground Transportation				16,858,937
Machinery — 0.4%
Manitowoc Co. Inc., Secured Notes	9.250%	10/1/31	11,828,000	12,173,259 (a)
Passenger Airlines — 1.6%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	42,662,000	41,387,818 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	12,447,000	12,258,661 (a)
Total Passenger Airlines				53,646,479
Professional Services — 0.5%
Concentrix Corp., Senior Notes	6.850%	8/2/33	18,315,000	18,937,973
Trading Companies & Distributors — 0.5%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	12,153,000	11,505,159 (a)
Fortress Transportation and Infrastructure Investors LLC, Senior Notes	7.875%	12/1/30	4,386,000	4,593,155 (a)
Total Trading Companies & Distributors				16,098,314

Total Industrials				193,694,630
Information Technology — 4.9%
Communications Equipment — 1.7%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	49,674,000	45,351,314 (a)
Nokia oyj, Senior Notes	6.625%	5/15/39	11,849,000	12,185,594
Total Communications Equipment				57,536,908
IT Services — 1.5%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	1,206,000	1,187,624 (a)
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	3,907,000	3,869,290 (a)
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	44,227,000	44,714,683 (a)
Twilio Inc., Senior Notes	3.875%	3/15/31	2,833,000	2,555,201
Total IT Services				52,326,798
Semiconductors & Semiconductor Equipment — 0.3%
Qorvo Inc., Senior Notes	3.375%	4/1/31	10,420,000	9,145,836 (a)
Software — 1.4%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	35,562,000	30,813,039 (a)
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., Senior Secured Notes	8.000%	6/15/29	14,005,000	12,305,862 (a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	6,395,000	5,872,693 (a)
Total Software				48,991,594

Total Information Technology				168,001,136
Materials — 6.8%
Chemicals — 3.1%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/31/30	3,160,000	2,712,194 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Chemicals — continued
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/31/30	$1,000,000	$858,289 (b)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	7,000,000	7,047,523 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	35,978,000	36,899,397 (a)
FMC Corp., Senior Notes	4.500%	10/1/49	3,025,000	2,280,178
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	62,545,000	53,984,491 (a)
Total Chemicals				103,782,072
Metals & Mining — 2.9%
Algoma Steel Inc., Secured Notes	9.125%	4/15/29	2,185,000	2,035,065 (a)
Cleveland-Cliffs Inc., Senior Notes	7.500%	9/15/31	30,417,000	29,724,879 (a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	500,000	342,759 (a)
FMG Resources August 2006 Pty Ltd., Senior Notes	5.875%	4/15/30	5,536,000	5,471,700 (a)
FMG Resources August 2006 Pty Ltd., Senior Notes	4.375%	4/1/31	1,750,000	1,582,162 (a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	40,114,000	39,775,610 (a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	21,254,000	21,021,596 (a)
Total Metals & Mining				99,953,771
Paper & Forest Products — 0.8%
Magnera Corp., Senior Notes	4.750%	11/15/29	30,378,000	26,969,622 (a)

Total Materials				230,705,465
Real Estate — 1.4%
Hotel & Resort REITs — 0.3%
XHR LP, Senior Secured Notes	4.875%	6/1/29	12,250,000	11,484,918 (a)
Real Estate Management & Development — 1.1%
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323, Senior Secured Notes (11.000% Cash and 2.000% PIK)	11.000%	9/12/30	6,565,000	6,778,363 (a)(e)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	9,895,000	9,689,813 (a)
Forestar Group Inc., Senior Notes	6.500%	3/15/33	19,337,000	18,949,433 (a)
Total Real Estate Management & Development				35,417,609

Total Real Estate				46,902,527
Utilities — 1.6%
Electric Utilities — 0.3%
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	7.875%	9/15/30	6,800,000	5,963,525 (a)
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	2,000,000	1,495,233
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000	361,730
Southern California Edison Co., First Mortgage Bonds	4.875%	3/1/49	4,000,000	3,345,673
Total Electric Utilities				11,166,161
Independent Power and Renewable Electricity Producers — 0.8%
Long Ridge Energy LLC, Senior Secured Notes	8.750%	2/15/32	18,194,000	17,597,024 (a)
XPLR Infrastructure Operating Partners LP, Senior Notes	8.375%	1/15/31	9,250,000	9,104,227 (a)
Total Independent Power and Renewable Electricity Producers				26,701,251
Water Utilities — 0.5%
Aris Water Holdings LLC, Senior Notes	7.625%	4/1/26	17,454,000	17,454,000 (a)

Total Utilities				55,321,412
Total Corporate Bonds & Notes (Cost — $3,007,996,650)				2,981,161,927
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Senior Loans — 3.1%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.5%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	9.802%	8/15/28	$19,317,090	$17,363,650 (c)(f)(g)
Interactive Media & Services — 0.2%
TripAdvisor Inc., Initial Term Loan B (3 mo. Term SOFR + 2.750%)	7.049%	7/8/31	7,979,950	7,874,694 (c)(f)(g)

Total Communication Services				25,238,344
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
J&J Ventures Gaming LLC, 2025 Term Loan (1 mo. Term SOFR + 3.500%)	7.825%	4/26/30	11,910,000	11,761,125 (c)(f)(g)

Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
M6 ETX Holdings II Midco LLC, Initial Term Loan	—	3/25/32	5,000,000	4,995,325 (h)

Financials — 0.8%
Financial Services — 0.3%
FNZ Group Entities Ltd., Initial USD Term Loan (3 mo. Term SOFR + 5.000%)	9.291%	11/5/31	12,500,000	11,562,500 (c)(f)(g)
Insurance — 0.5%
Ardonagh Group Finco Pty Ltd., Syndicated USD Term Loan Facility B	7.049-8.039%	2/17/31	10,750,000	10,629,063 (c)(f)(g)(h)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	7.049%	5/6/31	4,596,774	4,573,790 (c)(f)(g)
Total Insurance				15,202,853

Total Financials				26,765,353
Health Care — 0.3%
Health Care Providers & Services — 0.3%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	8.299%	9/27/30	11,670,040	11,174,063 (c)(f)(g)

Industrials — 0.1%
Passenger Airlines — 0.1%
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.549%	2/14/31	4,257,000	4,109,069 (c)(f)(g)

Information Technology — 0.7%
Communications Equipment — 0.3%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.825%	9/27/29	9,968,514	8,811,219 (c)(f)(g)
IT Services — 0.4%
Amentum Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.575%	9/29/31	13,466,250	13,049,672 (c)(f)(g)
Software — 0.0%††
Central Parent LLC, 2024 Refinance Term Loan (3 mo. Term SOFR + 3.250%)	7.549%	7/6/29	1,997,494	1,720,341 (c)(f)(g)(h)

Total Information Technology				23,581,232
Total Senior Loans (Cost — $106,706,678)				107,624,511
Convertible Bonds & Notes — 2.0%
Communication Services — 1.4%
Interactive Media & Services — 0.3%
Snap Inc., Senior Notes	0.500%	5/1/30	13,375,000	11,094,563 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — 1.1%
Cable One Inc., Senior Notes	1.125%	3/15/28	$46,355,000	$36,911,117

Total Communication Services				48,005,680
Consumer Discretionary — 0.4%
Automobiles — 0.2%
Winnebago Industries Inc., Senior Notes	3.250%	1/15/30	7,650,000	6,728,175
Hotels, Restaurants & Leisure — 0.2%
Airbnb Inc., Senior Notes	0.000%	3/15/26	6,500,000	6,220,500

Total Consumer Discretionary				12,948,675
Financials — 0.2%
Consumer Finance — 0.2%
Encore Capital Group Inc., Senior Notes	4.000%	3/15/29	5,825,000	5,300,750

Real Estate — 0.0%††
Retail REITs — 0.0%††
Federal Realty OP LP, Senior Notes	3.250%	1/15/29	1,000,000	998,500 (a)

Total Convertible Bonds & Notes (Cost — $67,617,509)				67,253,605
			Shares
Common Stocks — 0.1%
Utilities — 0.1%
Electric Utilities — 0.1%
New Fortress Energy Inc. (Cost — $0)			368,223	2,755,711 *(i)(j)(k)
Total Investments before Short-Term Investments (Cost — $3,182,320,837)				3,158,795,754
	Rate
Short-Term Investments — 5.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $197,807,067)	4.202%		197,807,067	197,807,067 (l)(m)
Total Investments — 98.3% (Cost — $3,380,127,904)				3,356,602,821
Other Assets in Excess of Liabilities — 1.7%				56,937,855
Total Net Assets — 100.0%				$3,413,540,676

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 BrandywineGLOBAL — High Yield Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	All or a portion of this loan has not settled as of March 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(i)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Restricted security (Note 3).
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $197,807,067 and the cost was $197,807,067 (Note 2).

Abbreviation(s) used in this schedule:
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$2,981,161,927	—	$2,981,161,927
Senior Loans	—	107,624,511	—	107,624,511
Convertible Bonds & Notes	—	67,253,605	—	67,253,605
Common Stocks	—	—	$2,755,711	2,755,711
Total Long-Term Investments	—	3,156,040,043	2,755,711	3,158,795,754
Short-Term Investments†	$197,807,067	—	—	197,807,067
Total Investments	$197,807,067	$3,156,040,043	$2,755,711	$3,356,602,821

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$176,021,209	$374,159,669	374,159,669	$352,373,811	352,373,811

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,519,007	—	$197,807,067

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report

3. Restricted securities
The following Fund investment is restricted as to resale and, in the absence of a readily ascertainable market value, is fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share	Percent of Net Assets
New Fortress Energy Inc., Common Shares	368,223	12/24	$0 (a)	$2,755,711	$7.48	0.08%

(a)	Amount represents less than $1.

BrandywineGLOBAL — High Yield Fund 2025 Quarterly Report